Loans Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Summary of Loans Receivable

Loans receivable consisted of the following at September 30, 2015 and December 31, 2014:

	September 30, 2015	December 31, 2014
Loans receivable	$7,695,184	$4,913,279
Allowance for credit losses	(934,965)	(596,963)
Loans receivable, net	6,760,219	4,316,316
Loan receivables, current	1,008,423	567,164
Loan receivables, non current	$5,751,796	$3,749,152

Loans receivable consisted of the following at December 31:

	2014	2013
Loans receivable	$4,913,279	$487,432
Allowance for credit losses	(596,963)	(61,319)
Loans receivable, net	4,316,316	426,113
Loan receivables, current	567,164	64,719
Loan receivables, non current	$3,749,152	$361,394

Reconciliation of Allowance for Credit Losses

A reconciliation of the allowance for credit losses consist of the following at September 30, 2015 and December 31, 2014:

	September 30, 2015	December 31, 2014
Beginning balance	$596,963	$61,319
Provision for credit losses	793,619	614,684
Loans charged off	(455,617)	(79,040)
Ending balance	$934,965	$596,963
Basis of Assessment:
Individually	$-	$-
Collectively	$934,965	$596,963

A reconciliation of the allowance for credit losses consist of the following at December 31:

	2014	2013
Beginning balance	$61,319	$17,777
Provision for credit losses	614,684	63,492
Loans charged off	(79,040)	(19,950)
Ending balance	$596,963	$61,319
Basis of Assessment:
Individually	$-	$-
Collectively	$596,963	$61,319

Summary of Age Analysis of Post Due Receivables

The following is an age analysis of past due receivables as of September 30, 2015 and December 31, 2014:

	31-60 Days Past Due	61-90 Days Past Due	Greater Than 91 Days	Total Past Due	Current	Total Financing Receivables
September 30, 2015	$178,105	$123,701	$325,239	$627,045	$7,068,139	$7,695,184
December 31, 2014	$65,684	$76,198	$124,397	$266,279	$4,647,000	$4,913,279

The following is an age analysis of past due receivables as of December 31, 2014 and 2013:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
2014	$65,684	$76,198	$124,397	$266,279	$4,647,000	$4,913,279	$124,397
2013	$17,760	$7,056	$4,469	$29,285	$458,147	$487,432	$4,469

Summary of Loans Receivables Balance by Credit Quality Indicator

The following is a summary of the loan receivable balance as of September 30, 2015 and December 31, 2014 by credit quality indicator:

Credit Score	September 30, 2015	December 31, 2014
Below 575	$-	$-
576-600	225,908	299,040
601-650	3,369,352	2,180,507
651-700	2,919,605	1,737,587
701-750	959,067	558,305
751-800	174,601	113,581
801-850	46,651	24,259
	$7,695,184	$4,913,279

The following is a summary of the loan receivable balance as of December 31, 2014 and 2013 by credit quality indicator:

Credit Score	2014	2013
Below 550	$-	$-
551-600	299,040	3,948
601-650	2,180,507	157,886
651-700	1,737,587	192,561
701-750	558,305	108,630
751-800	113,581	14,859
801-850	24,259	9,549
	$4,913,279	$487,432